Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)

	Equity compensation plan
Unvested Units	Units	Value
Unvested on January 1, 2022	—	—
Granted	745,769	11,318
Vested	(249,902)	(3,790)
Unvested on December 31, 2022	495,867	$7,528
Granted	—	—
Vested	(247,933)	(3,759)
Unvested on December 31, 2023	247,934	$3,769